Supplementary cash flow information	12 Months Ended
Dec. 31, 2023
Supplementary cash flow information
Supplementary cash flow information

28.Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities for the years ended December 31, 2023, 2022 and 2021:

Details for net cash provided by (used in) investing activities in € THOUS
	2023	2022	2021
Details for acquisitions
Assets acquired	(3,770)	(829,503)	(547,146)
Liabilities assumed	—	16,407	70,143
Noncontrolling interests	567	188,011	120,197
Non-cash consideration	61	577,510	12,482
Cash paid	(3,142)	(47,575)	(344,324)
Less cash acquired	—	58,101	19,518
Net cash paid for acquisitions	(3,142)	10,526	(324,806)

Cash paid for investments	(5,694)	(23,311)	(77,010)
Cash paid for intangible assets	(26,366)	(46,348)	(32,355)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(35,202)	(59,133)	(434,171)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	172,201	60,161	52,444
Proceeds from divestitures	172,201	60,161	52,444

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2023:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2023	Flow	divestitures)	translation	and discounts	Other(1)		2023

Short-term debt from unrelated parties	644,767	(175,638)	(7,898)	(6,411)	—	2,084		456,904
Short-term debt from related parties	4,000	(4,000)	—	—	—	—		—
Long-term debt (excluding Accounts Receivable Facility)	7,771,071	(282,786)	(1,882)	(114,447)	9,866	42,883		7,424,705
Accounts Receivable Facility	93,725	(69,363)	—	(1,773)	31	237		22,857
Lease liabilities from unrelated parties	4,525,060	(702,212)	(157,008)	(154,757)	—	501,288	(2)	4,012,371
Lease liabilities from related parties	153,703	(25,157)	—	4	—	5,025	(2)	133,575
(1)	Included within “Other” are €44,816 related to accrued interest from prior periods previously presented in the consolidated balance sheets under Other current financial liabilities that are now included directly within the related borrowing due to a change in the Company’s accounting policies as well as compounding interest on debt instruments and interest payments in the amount of €192,785 (included in Paid interest in the consolidated statements of cash flows) from the current period.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €148,789, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2022:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2022	Flow	divestitures)	translation	and discounts	Other		2022

Short-term debt from unrelated parties	1,158,688	(511,657)	(52)	(1,607)	—	(604)		644,767
Short-term debt from related parties	77,500	(73,500)	—	—	—	—		4,000
Long-term debt (excluding Accounts Receivable Facility)(1)	7,314,915	246,277	527	200,846	10,055	(1,549)		7,771,071
Accounts Receivable Facility	—	94,962	—	(1,206)	(31)	—		93,725
Lease liabilities from unrelated parties	4,630,100	(752,884)	(10,763)	218,744	—	439,863	(2)	4,525,060
Lease liabilities from related parties	119,281	(22,268)	—	25	—	56,665	(2)	153,703
(1)	Cash flow excluding repayments of variable payments outstanding for acquisitions in the amount of €3,975.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €151,317, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

Interest payments are included in operating activities in the consolidated statements of cash flows in the amount of €393,467 and €349,537 as of December 31, 2023 and 2022.